Funding debts (Tables)	12 Months Ended
Dec. 31, 2021
Funding debts
Schedule of outstanding funding debts
The following table summarized the Group’s outstanding funding debts:

	As of December 31,
	2020	2021
	RMB	RMB
Short-term:
Loan payables to individual investors via financial partners	2,841	30

Total short-term funding debts	2,841	30